Consolidated Statements of Shareholders' Equity $ in Thousands	USD ($) Share shares	Private Placement USD ($)	Share Capital USD ($) shares	Share Capital Private Placement USD ($) shares	Contributed Surplus USD ($)	AOCI USD ($)	Deficit USD ($)
Beginning balance (in shares) at Dec. 31, 2023 | shares			19,599,041
Beginning balance at Dec. 31, 2023	$ 155,199		$ 177,424		$ 5,664	$ 1,280	$ (29,169)
Changes in equity [abstract]
Shares issued for royalty interests (in shares) | shares			5,058,652
Shares issued for royalty interests	40,762		$ 40,762
Other cash issuance costs	(91)		$ (91)
Share-based payments	1,388				1,388
Share cancellation (in shares) | shares			81,432
Share cancellation	(646)		$ (646)
Forfeit of share options	0				(517)		517
Net income (loss) and comprehensive income (loss) for the year	(228)					136	(364)
Ending balance (in shares) at Dec. 31, 2024 | shares			24,576,261
Ending balance at Dec. 31, 2024	196,384		$ 217,449		6,535	1,416	(29,016)
Changes in equity [abstract]
Other cash issuance costs	(227)		$ (227)
Acquisition of EMX Royalty Corp. (in shares) | shares			31,500,450
Acquisition of EMX Royalty Corp.	$ 477,289		$ 466,490		10,799
Shares issued for private placement (in shares) | shares				7,502,502
Shares issued in private placement		$ 100,000		$ 100,000
Shares issued for exercise of share options (in shares)	242,282		242,282
Shares issued for exercise of share options	$ 2,779		$ 3,908		(1,129)
Shares issued for settlement of PSUs (in shares) | shares			8,500
Shares issued for settlement of PSUs	(105)		$ 62		(167)
Share-based payments	2,436				2,436
Forfeit of share options	0				(993)		993
Net income (loss) and comprehensive income (loss) for the year	$ 1,859					87	1,772
Ending balance (in shares) at Dec. 31, 2025 | shares	63,829,995		63,829,995
Ending balance at Dec. 31, 2025	$ 780,415		$ 787,682		$ 17,481	$ 1,503	$ (26,251)